Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000201187 | iShares MSCI USA Min Vol Factor ETF8586359
Holdings [Line Items]
Percent of Total Investments	4.80%
C000201187 | DFA US Targeted Value Portfolio8586349
Holdings [Line Items]
Percent of Total Investments	4.20%
C000201187 | DFA Real Estate Securities Portfolio8586342
Holdings [Line Items]
Percent of Total Investments	3.90%
C000201187 | NVIDIA8586436
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201187 | Dimensional US Targeted Value ETF8586356
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201187 | Microsoft8586418
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201187 | Apple8586594
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201187 | iShares MSCI USA Momentum Factor ETF8586361
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201187 | Meta Platforms8586415
Holdings [Line Items]
Percent of Total Investments	2.60%
C000201187 | Dimensional US Small Cap ETF8586353
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201187 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201187 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000201187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000201187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000201187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000201187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000201187 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000201184 | DFA Large Cap International Portfolio8586826
Holdings [Line Items]
Percent of Total Investments	10.20%
C000201184 | DFA Emerging Markets Portfolio8586797
Holdings [Line Items]
Percent of Total Investments	7.10%
C000201184 | DFA International Value Portfolio8586807
Holdings [Line Items]
Percent of Total Investments	5.70%
C000201184 | DFA International Small Cap Value Portfolio8586822
Holdings [Line Items]
Percent of Total Investments	5.30%
C000201184 | DFA International High Relative Profitability Portfolio8586810
Holdings [Line Items]
Percent of Total Investments	5.30%
C000201184 | Avantis Emerging Markets Equity ETF8586787
Holdings [Line Items]
Percent of Total Investments	5.20%
C000201184 | DFA Emerging Markets Small Cap Portfolio8586800
Holdings [Line Items]
Percent of Total Investments	4.40%
C000201184 | iShares MSCI Emerging Markets Min Vol Factor ETF8586838
Holdings [Line Items]
Percent of Total Investments	3.90%
C000201184 | iShares MSCI EAFE Min Vol Factor ETF8586834
Holdings [Line Items]
Percent of Total Investments	3.50%
C000201184 | AQR International Defensive Style Fund8586785
Holdings [Line Items]
Percent of Total Investments	3.30%
C000201184 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201184 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201184 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201184 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201184 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201184 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201184 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201184 | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201184 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000201182 | Dimensional US Targeted Value ETF8587957
Holdings [Line Items]
Percent of Total Investments	4.10%
C000201182 | DFA Large Cap International Portfolio8587940
Holdings [Line Items]
Percent of Total Investments	3.90%
C000201182 | iShares MSCI Global Min Vol Factor ETF8587965
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201182 | iShares MSCI USA Momentum Factor ETF8587972
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201182 | DFA Real Estate Securities Portfolio8587943
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201182 | DFA International High Relative Profitability Portfolio8587928
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201182 | NVIDIA8589014
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201182 | DFA International Value Portfolio8587925
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201182 | DFA International Small Cap Value Portfolio8587937
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201182 | Avantis U.S. Small Capital Value ETF8587914
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201182 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201182 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201182 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201182 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201182 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201182 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000201186 | Dimensional US Equity Market ETF8589267
Holdings [Line Items]
Percent of Total Investments	14.10%
C000201186 | AQR Large Capital Multi-Style Fund8589221
Holdings [Line Items]
Percent of Total Investments	14.00%
C000201186 | AQR International Multi-Style Fund8589218
Holdings [Line Items]
Percent of Total Investments	9.90%
C000201186 | DFA US High Relative Profitability Portfolio8589260
Holdings [Line Items]
Percent of Total Investments	7.40%
C000201186 | Dimensional US Marketwide Value ETF8589269
Holdings [Line Items]
Percent of Total Investments	5.90%
C000201186 | Dimensional US Targeted Value ETF8589275
Holdings [Line Items]
Percent of Total Investments	5.30%
C000201186 | AQR Emerging Multi-Style II Fund8589213
Holdings [Line Items]
Percent of Total Investments	5.00%
C000201186 | DFA Large Cap International Portfolio8589253
Holdings [Line Items]
Percent of Total Investments	3.90%
C000201186 | iShares MSCI Global Min Vol Factor ETF8589282
Holdings [Line Items]
Percent of Total Investments	3.80%
C000201186 | DFA Emerging Markets Portfolio8589237
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201186 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201186 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000201188 | FNMA8590294
Holdings [Line Items]
Percent of Total Investments	2.60%
C000201188 | FNMA8590304
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201188 | FNMA8590312
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201188 | FNMA8590271
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201188 | U.S. Treasury Bonds8589442
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | FNMA8590274
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201188 | U.S. Treasury Bonds8589436
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201188 | U.S. Treasury Bonds8589434
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | U.S. Treasury Bonds8589457
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | U.S. Treasury Bonds8589429
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201188 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201188 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201188 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201188 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000201188 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000201188 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000201185 | iShares National Muni Bond ETF8589440
Holdings [Line Items]
Percent of Total Investments	23.50%
C000201185 | Dimensional National Municipal Bond ETF8589438
Holdings [Line Items]
Percent of Total Investments	20.10%
C000201185 | DFA Short-Term Municipal Bond Portfolio8589435
Holdings [Line Items]
Percent of Total Investments	14.00%
C000201185 | Schwab Municipal Bond ETF8589446
Holdings [Line Items]
Percent of Total Investments	11.10%
C000201185 | Vanguard Intermediate Tax-Exempt Bond ETF8589449
Holdings [Line Items]
Percent of Total Investments	10.10%
C000201185 | iShares Short-Term National Muni Bond ETF8589443
Holdings [Line Items]
Percent of Total Investments	10.00%
C000201185 | DFA Intermediate-Term Municipal Bond Portfolio8589432
Holdings [Line Items]
Percent of Total Investments	9.90%
C000201185 | Vanguard Tax-Exempt Bond Index ETF8589452
Holdings [Line Items]
Percent of Total Investments	0.60%
C000201185 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201185 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000201183 | U.S. Treasury Bonds8589570
Holdings [Line Items]
Percent of Total Investments	6.30%
C000201183 | U.S. Treasury Notes8589563
Holdings [Line Items]
Percent of Total Investments	4.40%
C000201183 | French Republic Government Bond OAT8590075
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201183 | Japan Government Twenty Year Bond8589533
Holdings [Line Items]
Percent of Total Investments	2.30%
C000201183 | U.S. Treasury Notes8589561
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201183 | United Kingdom Gilt8590130
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201183 | Spain Government Bond8590052
Holdings [Line Items]
Percent of Total Investments	1.60%
C000201183 | FNMA8589479
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | European Union8590224
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | Kingdom of Belgium Government Bond8589924
Holdings [Line Items]
Percent of Total Investments	1.00%
C000201183 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201183 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000201183 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000201183 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000201183 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000201183 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201183 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201181 | AQR Diversified Arbitrage Fund8590343
Holdings [Line Items]
Percent of Total Investments	47.10%
C000201181 | AQR Managed Futures Strategy Fund8590347
Holdings [Line Items]
Percent of Total Investments	23.10%
C000201181 | AQR Style Premia Alternative Fund8590350
Holdings [Line Items]
Percent of Total Investments	19.50%
C000201181 | AQR Alternative Risk Premia Fund8590340
Holdings [Line Items]
Percent of Total Investments	4.90%